Nationwide Fund Summary Prospectus May 1, 2015

Class/Ticker A NWFAX C GTRCX R GNWRX Institutional Service Class MUIFX

Before you invest, you may want to review the Fund’s Prospectus, which contains information about the Fund and its risks. The Fund’s Prospectus and Statement of Additional Information, both dated March 1, 2015 (as revised May 1, 2015), are incorporated by reference into this Summary Prospectus. For free paper or electronic copies of the Fund’s Prospectus and other information about the Fund, go to nationwide.com/mutualfundprospectuses, email a request to web_help@nationwide.com or call 800-848-0920, or ask any financial advisor, bank, or broker-dealer who offers shares of the Fund.

Objective

The Fund seeks total return through a flexible combination of capital appreciation and current income.

Fees and Expenses

This table describes the fees and expenses you may pay when buying and holding shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Nationwide Funds. More information about these and other discounts is available from your financial professional and in “Investing with Nationwide Funds” commencing on page 39 of the Prospectus and in “Additional Information on Purchases and Sales” commencing on page 93 of the Statement of Additional Information.

	Class A Shares	Class C Shares	Class R Shares	Institutional Service Class Shares
Shareholder Fees (paid directly from your investment)
Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering or sale price, whichever is less)	None	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fee	0.25%	1.00%	0.50%	None
Other Expenses[1]	0.17%	0.20%	0.38%	0.19%
Total Annual Fund Operating Expenses	1.00%	1.78%	1.46%	0.77%
Fee Waiver/Expense Reimbursement[2]	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.96%	1.74%	1.42%	0.73%

1	“Other Expenses” has been restated to reflect current fees.
2	Nationwide Mutual Funds and Nationwide Fund Advisors (“NFA”) have entered into a written contract waiving 0.045% of the management fee to which NFA would be entitled until April 30, 2016.

SP-NAT (5/15)

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Example

This Example is intended to help you to compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. It assumes a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A shares	$667	$871	$1,092	$1,726
Class C shares	277	556	961	2,091
Class R shares	145	458	794	1,743
Institutional Service Class shares	75	242	424	950

You would pay the following expenses on the same investment if you did not sell your shares:

	1 Year	3 Years	5 Years	10 Years
Class C shares	$177	$556	$961	$2,091

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.08% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests in a diversified portfolio of common stocks to produce an overall blended equity portfolio consisting of various types of stocks that the subadviser believes offer the potential for capital growth and/or dividend income. Most of the stocks in which the Fund invests are issued by large-capitalization companies. The Fund considers large-capitalization companies to be those companies with market capitalizations similar to those of companies included in the Russell 1000 Index. Some of these companies may be located outside of the United States.

The Fund’s subadviser uses an actively managed bottom-up stock selection process for choosing securities across a large-capitalization market universe. The Fund’s subadviser seeks to identify those securities it believes to be most attractive from a fundamental perspective, based on certain valuation factors and management criteria, and the potential for price appreciation. The subadviser’s portfolio construction process balances overall portfolio risk versus expected excess return. The subadviser’s portfolio management process determines buy and sell decisions in an effort to maintain an equity portfolio that is diversified across sectors. Investments are sold when the subadviser has determined that relative fundamentals appear to be deteriorating or when other opportunities appear more attractive.

Principal Risks

The Fund cannot guarantee that it will achieve its investment objective.

As with any fund, the value of the Fund’s investments—and therefore, the value of Fund shares—may fluctuate. These changes may occur because of:

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market and selection risks – market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by the Fund’s management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

If the value of the Fund’s investments goes down, you may lose money.

Performance

The following bar chart and table can help you evaluate the Fund’s potential risks. The bar chart shows how the Fund’s annual total returns have varied from year to year. These returns do not reflect the impact of sales charges. If sales charges were included, the annual total returns would be lower than those shown. The table compares the Fund’s average annual total returns to the returns of a broad-based securities index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available at no cost by visiting nationwide.com/mutualfunds or by calling 800-848-0920.

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Annual Total Returns – Institutional Service Class Shares

(Years Ended December 31,)

Best Quarter:     17.77% – 2nd qtr. of 2009

Worst Quarter:     -25.29% – 4th qtr. of 2008

After-tax returns are shown in the table for Institutional Service Class shares only and will vary for other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect state and local taxes. Your actual after-tax return depends on your personal tax situation and may differ from what is shown here. After-tax returns are not relevant to investors in tax-deferred arrangements, such as individual retirement accounts, 401(k) plans or certain other employer-sponsored retirement plans.

Performance returns for Institutional Service Class shares reflect a front-end sales charge of 4.50% through July 31, 2012. This front-end sales charge was eliminated as of August 1, 2012, at which time the former Class D shares were redesignated as Institutional Service Class shares.

Average Annual Total Returns

For the Periods Ended December 31, 2014:

	1 Year	5 Years	10 Years
Class A shares – Before Taxes	5.52%	12.07%	5.42%
Class C shares – Before Taxes	10.13%	12.58%	5.30%
Class R shares – Before Taxes	11.46%	13.01%	5.77%
Institutional Service Class shares – Before Taxes	12.18%	12.62%	5.81%
Institutional Service Class shares – After Taxes on Distributions	11.86%	12.37%	4.47%
Institutional Service Class shares – After Taxes on Distributions and Sales of Shares	7.13%	10.10%	4.27%
S&P 500® Index (The Index does not pay sales charges, fees, expenses or taxes.)	13.69%	15.45%	7.67%

Portfolio Management

Investment Adviser

Nationwide Fund Advisors

Subadviser

HighMark Capital Management, Inc. (“HighMark”)

Portfolio Manager

Portfolio Manager	Title	Length of Service with Fund
Derek Izuel	Senior Vice President and Chief Equity Officer, HighMark	Since 2013

Purchase and Sale of Fund Shares

Minimum Initial Investment
Classes A, C: $2,000
Institutional Service Class: $50,000
Class R: no minimum
Automatic Asset Accumulation Plan (Classes A, C): $0†
† Provided each monthly purchase is at least $50
Minimum Additional Investment
Classes A, C: $100
Institutional Service Class, Class R: no minimum
Automatic Asset Accumulation Plan (Classes A, C): $50

In general, you can buy or sell (redeem) shares of the Fund by mail or phone on any business day. You can generally pay for shares by check or wire.

To Place Orders To Purchase and Sell (Redeem) Fund Shares
Mail: Nationwide Funds P.O. Box 701 Milwaukee, WI 53201-0701	Overnight: Nationwide Funds 615 East Michigan Street, Third Floor Milwaukee, WI 53202	Website: nationwide.com/ mutualfunds
Phone: 800-848-0920 (toll free). Representatives are available 9 a.m. – 8 p.m. Eastern time, Monday through Friday.

Tax Information

The Fund’s distributions are taxable, and generally will be taxed as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, in which case your distributions generally will be taxed when withdrawn from the tax-deferred account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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